Summary of significant accounting policies - Estimated useful lives for property, plant and equipment, net (Details) - USD ($)	6 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Accounting Policies [Line Items]
Intangible assets estimated useful lives	3 years
Amortization expenses	$ 17,965	$ 23,239
Transportation equipment.
Accounting Policies [Line Items]
Estimated useful lives	4 years
Minimum | Plant, machinery and equipment
Accounting Policies [Line Items]
Estimated useful lives	P5Y
Minimum | Office equipment
Accounting Policies [Line Items]
Estimated useful lives	3
Maximum | Plant, machinery and equipment
Accounting Policies [Line Items]
Estimated useful lives	P10Y
Maximum | Office equipment
Accounting Policies [Line Items]
Estimated useful lives	5 years